SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions, $ in Millions	Feb. 13, 2023 CAD ($)	Jan. 30, 2023 $ / shares	Jan. 01, 2023 USD ($)
Major ordinary share transactions | LP Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		$ 0.35
Annual dividends, per share, declared		1.40
Major ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 1
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.40625
Annual dividends, per share, declared		1.625
Major ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 2
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.3984375
Annual dividends, per share, declared		1.59375
Major ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 3
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.359375
Annual dividends, per share, declared		1.4375
Major ordinary share transactions | New LP Preferred Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.390625
Annual dividends, per share, declared		$ 1.5625
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Disposition of interest in equity method investment, percentage			23.00%
Notes receivable, related party | $			$ 588
Major borrowings transaction | Medium Term Notes
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $	$ 500
Interest rate	7.125%
Borrowings, term	5 years